Commitment - Summary Of Commitments Under the Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosures Of Commitments [Abstract]
Financing Guarantee Commitments	¥ 64,731,369	¥ 20,969,026